UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	PGIM High Yield Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2019

Date of reporting period:	2/28/2019

Item 1. Schedule of Investments

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 127.0%
Bank Loans 18.9%
Auto Manufacturers 0.4%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	6.020%(c)	11/06/24	2,244	$ 2,234,047
Chemicals 0.9%
Alpha US Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	5.800(c)	01/31/24	2,000	1,963,750
Solenis International LP, First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%^	6.583(c)	06/26/25	2,985	2,958,881
				4,922,631
Commercial Services 1.8%
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	6.240(c)	10/01/25	4,895	4,816,474
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 3.500%/PRIME + 2.500%	7.000(c)	04/26/24	4,809	4,808,139
				9,624,613
Computers 1.2%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.990(c)	09/29/25	1,696	1,714,912
Term B USD Loan, 1 Month LIBOR + 3.750%	6.240(c)	09/30/24	4,989	4,997,322
				6,712,234
Electric 0.1%
NRG Energy, Inc., Term Loan, 1 Month LIBOR + 1.750%	4.240(c)	06/30/23	399	396,926
Vistra Operations Co. LLC, Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.490(c)	08/04/23	224	223,516
				620,442
Engineering & Construction 0.5%
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	6.240(c)	07/07/22	2,584	2,577,679

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Foods 1.0%
JBS USA Lux SA, Initial Term Loan, 1 - 3 Month LIBOR + 2.500%	5.197%(c)	10/30/22	4,244	$ 4,227,741
Shearer’s Foods LLC, First Lien Term Loan, 1 Month LIBOR + 4.250%	6.740(c)	06/30/21	992	979,596
				5,207,337
Insurance 0.8%
Asurion LLC,
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	5.490(c)	11/03/23	1,995	1,994,188
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.990(c)	08/04/25	2,225	2,259,303
				4,253,491
Internet 0.5%
Symantec Corp., Term A-5 Loan, 1 Month LIBOR + 1.750%	4.240(c)	08/01/21	2,564	2,548,077
Media 0.4%
Quebecor Media, Inc. (Canada), Facility B-1 Tranche, 3 Month LIBOR + 2.250%	4.930(c)	08/17/20	499	496,187
Radiate HoldCo LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	5.490(c)	02/01/24	1,592	1,582,518
				2,078,705
Mining 0.5%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.240(c)	02/27/23	2,916	2,920,954
Oil & Gas 0.1%
Citgo Petroleum Corp., Term B Loan, 3 Month LIBOR + 3.500%	6.300(c)	07/29/21	850	828,750

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals 0.7%
NVA Holdings, Inc., Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%	5.240%(c)	02/02/25	1,496	$ 1,459,779
PharMerica Corp., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%^	5.980(c)	12/06/24	2,201	2,197,633
				3,657,412
Retail 1.2%
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.740(c)	02/15/21	3,180	3,098,987
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24	3,750	3,618,750
				6,717,737
Software 5.1%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	7.050(c)	10/02/25	4,025	3,999,385
Dun & Bradstreet Corp., Initial Term Loan, 1 Month LIBOR + 5.000%	7.480(c)	02/06/26	2,500	2,503,125
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	9.335(c)	07/12/23	1,937	1,935,078
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	6.300(c)	06/13/24	3,876	3,838,105
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.490(c)	07/08/22	3,661	3,656,201
Infor US, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	5.240(c)	02/01/22	3,900	3,897,562
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.740(c)	08/05/22	4,970	4,968,938
RP Crown Parent LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	5.240(c)	10/12/23	2,861	2,830,402
				27,628,796
Telecommunications 3.7%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.880(c)	05/27/24	2,370	2,085,605
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	6.230(c)	11/27/23	1,000	998,125

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg), (cont’d.)
Tranche B-5 Term Loan	6.630%	01/02/24	4,795	$4,854,937

West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	6.560(c)	10/10/24	3,261	3,084,376
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%^	6.800(c)	09/09/21	8,786	8,774,779
				19,797,822
Total Bank Loans (cost $102,336,869)				102,330,727
Corporate Bonds 107.8%
Advertising 1.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes(aa)	5.250	02/15/22	2,695	2,736,234
Gtd. Notes(aa)	5.625	02/15/24	3,475	3,557,531
				6,293,765
Aerospace & Defense 3.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24	6,850	6,969,875
Sr. Unsec’d. Notes, 144A(aa)	8.750	12/01/21	6,900	7,590,000

TransDigm, Inc., Gtd. Notes(aa)	6.000	07/15/22	2,450	2,495,325
				17,055,200
Auto Parts & Equipment 0.4%
American Axle & Manufacturing, Inc., Gtd. Notes(aa)	7.750	11/15/19	1,250	1,279,850
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, 144A, Cash coupon 4.125% or PIK 4.875%	4.125	09/15/21	925	915,750
				2,195,600
Banks 1.5%
CIT Group, Inc.,
Sr. Unsec’d. Notes(aa)	5.000	08/15/22	4,175	4,310,687

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
CIT Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.250%	03/07/25	900	$942,750

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	2,875	2,964,844
				8,218,281
Building Materials 2.7%
Griffon Corp., Gtd. Notes(aa)	5.250	03/01/22	7,478	7,384,525
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	1,500	1,522,500
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	170	174,250
Gtd. Notes	8.500	04/15/22	1,750	1,828,750

U.S. Concrete, Inc., Gtd. Notes(aa)	6.375	06/01/24	3,900	3,841,500
				14,751,525
Chemicals 4.9%
Blue Cube Spinco LLC, Gtd. Notes	10.000	10/15/25	1,104	1,264,080
Chemours Co. (The),
Gtd. Notes(aa)	6.625	05/15/23	5,805	6,022,978
Gtd. Notes	7.000	05/15/25	1,905	1,985,962

Hexion, Inc., Sr. Sec’d. Notes, 144A(aa)	10.375	02/01/22	475	402,563
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	7,530	7,290,546
Sr. Unsec’d. Notes, 144A	5.250	08/01/23	760	752,400

PQ Corp., Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/22	6,772	7,040,848
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	1,693	1,659,140
W.R. Grace & Co., Gtd. Notes, 144A	5.625	10/01/24	100	104,000
				26,522,517
Commercial Services 1.6%
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	2,500	2,700,000

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A(aa)	5.500%	10/01/21	677	$ 682,924
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(aa)	5.000	04/15/22	5,155	5,142,112
				8,525,036
Computers 2.5%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A(aa)	5.875	06/15/21	6,550	6,679,127
Gtd. Notes, 144A(aa)	7.125	06/15/24	4,775	5,067,064

Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	1,130	1,130,000
NCR Corp., Gtd. Notes(aa)	4.625	02/15/21	935	930,325
				13,806,516
Distribution/Wholesale 0.3%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	550	539,000
Gtd. Notes	7.000	06/15/23	1,350	1,334,812
				1,873,812
Diversified Financial Services 3.1%
Alliance Data Systems Corp.,
Gtd. Notes, 144A	5.375	08/01/22	2,545	2,583,175
Gtd. Notes, 144A, MTN	5.875	11/01/21	2,900	2,950,750

Lions Gate Capital Holdings LLC, Gtd. Notes, 144A	6.375	02/01/24	3,095	3,172,375
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(aa)	8.125	07/15/23	6,200	6,308,500
Navient Corp.,
Sr. Unsec’d. Notes	6.500	06/15/22	825	847,688
Sr. Unsec’d. Notes, MTN	8.000	03/25/20	425	443,840

VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	325	333,411
				16,639,739

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 1.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.875%	01/15/24	550	$ 561,000
Sr. Unsec’d. Notes(aa)	5.375	01/15/23	3,880	3,841,200
Sr. Unsec’d. Notes(aa)	5.500	02/01/24	3,850	3,705,625

GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 3 Month LIBOR + 6.500%	9.392(c)	12/01/23	735	729,508
Keystone & Conemaugh Pass-Through Certificates, Gtd. Notes, 144A	9.000	12/01/23	200	202,000
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000	06/01/24	250	249,997
Vistra Energy Corp., Gtd. Notes	7.625	11/01/24	992	1,054,000
				10,343,330
Electronics 0.6%
Jabil, Inc., Sr. Unsec’d. Notes	5.625	12/15/20	690	710,286
Sensata Technologies BV, Gtd. Notes, 144A(aa)	4.875	10/15/23	2,480	2,548,200
				3,258,486
Engineering & Construction 0.3%
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	1,525	1,643,188
Entertainment 4.2%
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	1,000	948,750
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000	03/15/22	4,000	4,085,000
Eldorado Resorts, Inc., Gtd. Notes(aa)	7.000	08/01/23	1,950	2,042,625
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	02/15/22	3,150	3,291,750
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	2,200	2,304,500
National CineMedia LLC, Sr. Sec’d. Notes(aa)	6.000	04/15/22	2,405	2,431,816

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes(aa)	6.625%	05/15/21	3,025	$ 3,055,250
Gtd. Notes(aa)	10.000	12/01/22	4,625	4,862,031
				23,021,722
Foods 0.3%
B&G Foods, Inc., Gtd. Notes	4.625	06/01/21	1,400	1,397,813
Forest Products & Paper 0.1%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750	12/01/22	590	613,600
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	450	445,500
Sr. Unsec’d. Notes	5.625	05/20/24	375	378,750

Rockpoint Gas Storage Canada Ltd. (Canada), Sr. Sec’d. Notes, 144A(aa)	7.000	03/31/23	1,725	1,688,344
				2,512,594
Healthcare-Products 0.4%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(aa)	4.875	04/15/20	1,960	1,950,396
Healthcare-Services 6.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	500	492,500
Gtd. Notes(aa)	5.625	02/15/23	2,425	2,406,812
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A	8.125	06/30/24	950	798,000
Sr. Sec’d. Notes	6.250	03/31/23	1,475	1,419,688

HCA Healthcare, Inc., Sr. Unsec’d. Notes(aa)	6.250	02/15/21	1,750	1,833,720
HCA, Inc.,
Gtd. Notes(aa)	7.500	02/15/22	3,350	3,672,437
Sr. Sec’d. Notes(aa)	4.750	05/01/23	4,700	4,871,070

MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	1,743	1,762,609

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Molina Healthcare, Inc., Gtd. Notes(aa)	5.375%	11/15/22	1,610	$ 1,659,809
Select Medical Corp., Gtd. Notes(aa)	6.375	06/01/21	2,132	2,139,995
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875	04/15/21	2,450	2,492,875
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.625	07/15/24	2,325	2,319,188
Sr. Sec’d. Notes	4.750	06/01/20	1,525	1,542,156
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	3,800	3,895,000
Sr. Unsec’d. Notes(aa)	8.125	04/01/22	2,900	3,095,750
				34,401,609
Home Builders 9.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/21	3,950	3,792,000
Beazer Homes USA, Inc., Gtd. Notes(aa)	8.750	03/15/22	7,150	7,427,062
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(aa)	6.125	07/01/22	3,250	3,237,812
KB Home,
Gtd. Notes(aa)	4.750	05/15/19	3,609	3,609,361
Gtd. Notes	7.625	05/15/23	1,100	1,179,750
Lennar Corp.,
Gtd. Notes(aa)	4.125	01/15/22	2,600	2,587,000
Gtd. Notes	4.500	11/15/19	1,000	1,003,750
Gtd. Notes	6.250	12/15/21	350	366,188

M/I Homes, Inc., Gtd. Notes(aa)	6.750	01/15/21	3,675	3,730,125
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	6.875	12/15/23	2,725	2,704,563
New Home Co., Inc. (The), Gtd. Notes(aa)	7.250	04/01/22	3,150	2,899,953
PulteGroup, Inc., Gtd. Notes	4.250	03/01/21	1,100	1,108,250
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875	04/01/23	1,000	962,500
Taylor Morrison Communities, Inc., Gtd. Notes(aa)	6.625	05/15/22	2,050	2,114,063

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(aa)	5.250%	04/15/21	4,025	$ 4,030,031
Gtd. Notes, 144A	5.625	03/01/24	1,910	1,886,125
Gtd. Notes, 144A	5.875	04/15/23	350	349,125

TRI Pointe Group, Inc., Gtd. Notes(aa)	4.875	07/01/21	2,400	2,394,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375	06/15/19	1,288	1,286,390
William Lyon Homes, Inc.,
Gtd. Notes	6.000	09/01/23	2,650	2,464,500
Gtd. Notes	7.000	08/15/22	2,150	2,155,375
				51,287,923
Home Furnishings 0.6%
Tempur Sealy International, Inc., Gtd. Notes(aa)	5.625	10/15/23	3,175	3,206,750
Household Products/Wares 0.3%
Spectrum Brands, Inc., Gtd. Notes	6.625	11/15/22	1,400	1,431,500
Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000	10/15/23	700	721,000
Internet 1.5%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(aa)	6.000	04/01/23	8,010	8,110,125
Iron/Steel 1.1%
AK Steel Corp., Sr. Sec’d. Notes(aa)	7.500	07/15/23	2,910	2,997,009
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A(aa)	4.875	01/15/24	2,830	2,822,925
				5,819,934
Lodging 1.4%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	1,925	2,074,188

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., (cont’d.)
Sr. Sec’d. Notes, 144A(aa)	6.750%	11/15/21	4,100	$4,223,000

MGM Resorts International, Gtd. Notes	6.000	03/15/23	1,225	1,281,656
				7,578,844
Machinery-Diversified 0.4%
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	1,975	2,103,375
Media 19.4%
AMC Networks, Inc., Gtd. Notes(aa)	4.750	12/15/22	3,103	3,145,666
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(aa)	5.250	09/30/22	7,365	7,507,697
Sr. Unsec’d. Notes, 144A	4.000	03/01/23	1,690	1,668,875
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/23	8,530	8,680,128
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A(aa)	6.500	11/15/22	5,090	5,198,162
Gtd. Notes, Series A	7.625	03/15/20	1,710	1,710,855
Gtd. Notes, Series B(aa)	6.500	11/15/22	2,403	2,457,068
Sr. Sub. Notes, 144A	9.250	02/15/24	5,390	5,652,762
CSC Holdings LLC,
Sr. Sec’d. Notes, 144A(aa)	5.375	07/15/23	3,165	3,252,671
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21	6,903	6,924,675
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21	4,930	4,945,480
DISH DBS Corp.,
Gtd. Notes(aa)	5.125	05/01/20	2,875	2,896,563
Gtd. Notes	5.875	07/15/22	480	458,400
Gtd. Notes(aa)	6.750	06/01/21	5,643	5,769,967

Gray Television, Inc., Gtd. Notes, 144A	5.125	10/15/24	125	124,531
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	1,800	1,795,500
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	4,960	5,176,802
Nexstar Broadcasting, Inc.,
Gtd. Notes	5.875	11/15/22	850	869,125
Gtd. Notes, 144A	5.625	08/01/24	2,500	2,481,250

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Nexstar Broadcasting, Inc., (cont’d.)
Gtd. Notes, 144A	6.125%	02/15/22	1,035	$1,050,525

Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(aa)	5.750	01/15/23	2,720	2,817,750
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	150	141,000
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	1,055	1,023,350
Sinclair Television Group, Inc.,
Gtd. Notes(aa)	5.375	04/01/21	3,931	3,935,914
Gtd. Notes(aa)	6.125	10/01/22	4,475	4,574,345
Gtd. Notes, 144A	5.625	08/01/24	2,080	2,098,200
TEGNA, Inc.,
Gtd. Notes	5.125	10/15/19	346	346,865
Gtd. Notes(aa)	6.375	10/15/23	4,735	4,888,887
Gtd. Notes, 144A(aa)	4.875	09/15/21	4,260	4,281,300
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	05/15/23	3,035	2,754,263
Sr. Sec’d. Notes, 144A(aa)	6.750	09/15/22	6,328	6,367,550
				104,996,126
Metal Fabricate/Hardware 1.9%
Novelis Corp., Gtd. Notes, 144A(aa)	6.250	08/15/24	4,063	4,093,472
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(aa)	9.875	06/15/23	5,634	5,998,520
				10,091,992
Mining 2.9%
Constellium NV, Gtd. Notes, 144A	6.625	03/01/25	2,380	2,397,850
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(aa)	7.000	02/15/21	3,485	3,542,502
Sr. Unsec’d. Notes, 144A	7.250	05/15/22	1,565	1,574,781
Freeport-McMoRan, Inc.,
Gtd. Notes	3.550	03/01/22	650	642,688
Gtd. Notes(aa)	3.875	03/15/23	5,275	5,198,407

IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	1,000	995,000

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

International Wire Group, Inc., Sec’d. Notes, 144A	10.750%	08/01/21	825	$ 756,938
New Gold, Inc. (Canada), Gtd. Notes, 144A(aa)	6.250	11/15/22	700	620,375
				15,728,541
Miscellaneous Manufacturing 0.0%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	225	215,438
Oil & Gas 6.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	2,450	777,875
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22	275	275,440
Gtd. Notes(aa)	5.625	06/01/23	3,525	3,533,812

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	10.000	04/01/22	4,944	5,327,160
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	6,521	6,692,176
CNX Resources Corp., Gtd. Notes(aa)	5.875	04/15/22	5,008	5,058,080
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	250	252,188
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	1,925	2,016,437
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(aa)	6.375	01/30/23	5,500	5,018,750
Gtd. Notes, 144A	7.000	03/31/24	325	297,375
Range Resources Corp.,
Gtd. Notes	5.000	03/15/23	2,475	2,391,469
Gtd. Notes	5.875	07/01/22	1,000	1,010,000

Sunoco LP/Sunoco Finance Corp., Gtd. Notes(aa)	4.875	01/15/23	3,600	3,645,000
WPX Energy, Inc.,
Sr. Unsec’d. Notes	6.000	01/15/22	725	748,562
Sr. Unsec’d. Notes	8.250	08/01/23	450	504,563
				37,548,887

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.2%
Nine Energy Service, Inc., Sr. Unsec’d. Notes, 144A	8.750%	11/01/23	1,100	$ 1,100,000
Packaging & Containers 2.7%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23	3,000	3,007,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.250	09/15/22	2,000	1,996,400
Greif, Inc., Sr. Unsec’d. Notes(aa)	7.750	08/01/19	5,500	5,601,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(aa)	5.750	10/15/20	4,143	4,151,221
				14,756,871
Pharmaceuticals 0.3%
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	6.500	03/15/22	775	803,094
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375	01/15/23	1,000	824,375
				1,627,469
Real Estate 0.1%
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	500	493,750
Real Estate Investment Trusts (REITs) 2.2%
FelCor Lodging LP, Gtd. Notes	6.000	06/01/25	2,150	2,233,291
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23	1,500	1,557,660
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(aa)	5.500	02/01/21	2,625	2,662,734
SBA Communications Corp., Sr. Unsec’d. Notes(aa)	4.000	10/01/22	4,645	4,598,550
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes	8.000	10/15/23	748	816,644
				11,868,879

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 5.9%
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	925	$ 955,063
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	1,050	1,010,625
Carvana Co., Gtd. Notes, 144A(aa)	8.875	10/01/23	3,775	3,661,750
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	1,175	1,066,312
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	725	648,875
Sr. Unsec’d. Notes	6.500	05/01/21	400	358,000
Sr. Unsec’d. Notes	6.750	01/15/22	675	600,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	975	755,625
Sr. Unsec’d. Notes	8.625	06/15/20	2,475	1,918,125
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	1,500	1,545,000
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	2,225	2,236,125

Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	200	200,000
L Brands, Inc.,
Gtd. Notes(aa)	5.625	10/15/23	4,120	4,089,100
Gtd. Notes(aa)	6.625	04/01/21	3,400	3,536,000
Gtd. Notes	7.000	05/01/20	750	772,500

PetSmart, Inc., Gtd. Notes, 144A	7.125	03/15/23	2,675	1,812,312
Rite Aid Corp., Gtd. Notes, 144A(aa)	6.125	04/01/23	4,700	4,006,750
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500	11/01/23	200	202,000
Yum! Brands, Inc., Sr. Unsec’d. Notes(aa)	3.875	11/01/20	2,400	2,400,000
				31,774,912
Semiconductors 0.2%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875	09/01/22	1,090	1,087,177

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 4.4%
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%	7.125%	05/01/21	2,995	$ 3,006,980
Infor US, Inc., Gtd. Notes(aa)	6.500	05/15/22	5,495	5,603,636
Informatica LLC, Sr. Unsec’d. Notes, 144A(aa)	7.125	07/15/23	3,035	3,073,302
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20	2,588	2,588,000
RP Crown Parent LLC, Gtd. Notes, 144A(aa)	7.375	10/15/24	1,410	1,445,250
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(aa)	11.375	12/01/21	7,455	7,920,937
				23,638,105
Telecommunications 7.4%
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25	1,355	1,291,938
Sr. Unsec’d. Notes, Series S(aa)	6.450	06/15/21	4,775	4,959,793
Sr. Unsec’d. Notes, Series Y	7.500	04/01/24	730	772,203

CommScope Finance LLC, First Lien, 144A	6.000	03/01/26	2,075	2,121,688
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	1,000	942,500
CommScope, Inc., Gtd. Notes, 144A(aa)	5.500	06/15/24	6,050	5,808,000
Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A	10.250	04/15/23	2,850	3,113,625
Level 3 Financing, Inc., Gtd. Notes(aa)	6.125	01/15/21	6,022	6,046,389
Level 3 Parent LLC, Sr. Unsec’d. Notes	5.750	12/01/22	925	935,406
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	04/01/24	4,000	4,140,000
Sprint Corp.,
Gtd. Notes(aa)	7.250	09/15/21	3,225	3,406,406
Gtd. Notes(aa)	7.875	09/15/23	4,910	5,254,977

T-Mobile USA, Inc., Gtd. Notes	6.375	03/01/25	1,200	1,248,750
				40,041,675

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Textiles 0.0%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500%	05/01/25	150	$ 145,575
Transportation 0.8%
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	200	199,500
Gtd. Notes, 144A	6.500	06/15/22	1,405	1,429,587
Sr. Unsec’d. Notes, 144A	6.750	08/15/24	2,800	2,817,836
				4,446,923
Trucking & Leasing 1.6%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A	5.125	10/01/23	2,625	2,651,250
Gtd. Notes, 144A	5.500	01/15/23	1,875	1,922,250
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	200	198,500
Gtd. Notes, 144A	5.250	08/15/22	3,350	3,429,429
Gtd. Notes, 144A	5.500	02/15/24	375	387,656
				8,589,085
Total Corporate Bonds (cost $587,689,440)				583,435,585

	Shares
Common Stocks 0.3%
Electric Utilities 0.3%
GenOn Holdings, Inc. (Class A)*^	9,187	1,286,180
Keycon Power Holdings LLC*^	1,100	275,000
		1,561,180

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)	2,066	$ 19,686
Total Common Stocks (cost $1,300,995)		1,580,866

Total Long-Term Investments (cost $691,327,304)		687,347,178

Short-Term Investment 4.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $21,726,960)(w)	21,726,960	21,726,960

TOTAL INVESTMENTS 131.0% (cost $713,054,264)		709,074,138
Liabilities in excess of other assets (31.0)%		(167,820,426)

Net Assets 100.0%		$ 541,253,712

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
L2—Level 2
L3—Level 3
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
PIK—Payment-in-Kind
REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $19,111,223 and 3.5% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $369,647,552 segregated as collateral for amount of $175,000,000 borrowed and outstanding as of February 28, 2019.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$ —	$ 84,780,684	$17,550,043
Corporate Bonds	—	583,435,585	—
Common Stocks	—	19,686	1,561,180
Affiliated Mutual Fund	21,726,960	—	—
Total	$21,726,960	$668,235,955	$19,111,223
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Bank Loans	Common Stocks
Balance as of 05/31/18	$ 1,429,305	$ —
Realized gain (loss)	16	(81)
Change in unrealized appreciation (depreciation)	(41,612)	304,125
Purchases/Exchanges/Issuances	10,819,150	1,257,136
Sales/Paydowns	(47,432)	—
Accrued discount/premium	(1,254)	—
Transfers into of Level 3	6,821,175	—
Transfers out of Level 3	(1,429,305)	—
Balance as of 02/28/19	$17,550,043	$1,561,180
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ (41,612)	$ 304,125
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of February 28, 2019	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$17,550,043	Market Approach	Single Broker Indicative Quote	$96.50-$99.88 ($99.03)
Common Stocks	1,561,180	Market Approach	Single Broker Indicative Quote	$140.00 - $250.00 ($151.76)
	$19,111,223

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of February 28, 2019 (unaudited) (continued)
It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$1,429,305	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$6,821,175	L2 to L3	Multiple Broker Quotes to Single Broker Quote

Effective March 8, 2019, the Fund’s name was changed to PGIM High Yield Bond Fund, Inc.
Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest without limit in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PGIM High Yield Bond Fund, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date     April 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     April 12, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date     April 12, 2019

* Print the name and title of each signing officer under his or her signature.